Submission	Oct. 02, 2026
Submission [Line Items]
Central Index Key	0002060083
Registrant Name	Hang Feng Technology Innovation Co., Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES